Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Prior Year Acquisitions
Commitments And Contingencies Disclosure [Line Items]
Business acquisitions, contingent consideration		$ 5.4
CoAdna, Inc | Scenario Forecast
Commitments And Contingencies Disclosure [Line Items]
Business acquisitions, contingent consideration	$ 85.0